Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Lawsuits Disputes

Based on the management opinion, an outflow of resources embodying economic benefits is deemed to be less than probable, thus, no provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2017 (31 December 2016: None).

Subject	31 December 2017 Anticipated Maximum Risk (excluding accrued interest)	31 December 2016 Anticipated Maximum Risk (excluding accrued interest)	31 December 2017 Provision	31 December 2016 Provision
Disputes related with ICTA	13,367	22,544	—	—